Short-term Investment (Details) - Schedule of Fair Value of Ordinary Shares - Medigus Ltd [Member] - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2024	Oct. 31, 2023
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	$ 86,112
Additions
Unrealized gain	556
Ending shares	86,668	$ 86,112
Beginning shares	$ 86,112	193,750
Additions
Unrealized gain		(107,638)
Ending shares		$ 86,112